SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.SUBSEQUENT EVENTS

Stock options

On June 29, 2016, the 16th series Stock Option Grant was approved at FRONTEO’s ordinary general meeting of shareholders. On April 20, 2017, FRONTEO’s board of directors resolved and approved the issuance of stock options under the 16th series Stock Option Grant.

The key terms and conditions for the 16th series Stock Option Grant are as follows:

Grant date	April 22, 2017
Number of shares to be issued	105,000 shares
Exercise price per share	¥774
Vesting period	3 years
Exercise period of the stock options	April 22, 2020 to
April 21, 2023
Total number of recipients – employee/directors and employees of the Company	6
Conditions for the stock options to be vested	Enrolled as director or employee of the Company

On June 14, 2017, FRONTEO’s board of directors resolved and approved the issuance of stock options under the 17th series Stock Option Grant.

The key terms and conditions for the 17th series Stock Option Grant are as follows:

Number of shares to be issued	870,000 shares
Issue price per share	¥42
Exercise price per share	¥731
Vesting period	3 years
Exercise period of the stock options	July 1, 2019 to
July 6, 2022

On June 29, 2016, the 18th series Stock Option Grant was approved at FRONTEO’s ordinary general meeting of shareholders. On June 22, 2017, FRONTEO’s board of directors resolved and approved the issuance of stock options under the 18th series Stock Option Grant.

The key terms and conditions for the 18th series Stock Option Grant are as follows:

Grant date	June 23, 2017
Number of shares to be issued	70,000 shares
Exercise price per share	¥730
Vesting period	3 years
Exercise period of the stock options	June 24, 2020 to
June 23, 2023
Total number of recipients – employee/directors and employees of the Company	39
Conditions for the stock options to be vested	Enrolled as director or employee of the Company

On June 29, 2016, the 19th series Stock Option Grant was approved at FRONTEO’s ordinary general meeting of shareholders. On July 20, 2017, FRONTEO’s board of directors resolved and approved the issuance of stock options under the 19th series Stock Option Grant.

The key terms and conditions for the 19th series Stock Option Grant are as follows:

Grant date	July 21, 2017
Number of shares to be issued	6,000 shares
Exercise price per share	¥806
Vesting period	3 years
Exercise period of the stock options	July 22, 2020 to
July 21, 2023
Total number of recipients – employee/directors and employees of the Company	2
Conditions for the stock options to be vested	Enrolled as director or employee of the Company

Issuance of stocks by exercise of stock options

On April 24, 2017, we issued stocks by exercise of the 5th series Stock Option Grant as follows:

Number of shares to be issued	80,000 shares
Proceeds from issuance of stocks	¥30,552 thousand
Amount of increased common stock	¥15,276 thousand
Amount of increased additional paid-in capital	¥15,276 thousand